SCHEDULE OF COMPONENTS OF EQUITY DEFICIENCY, LOANS AND BORROWING, OTHER CURRENT LIABILITIES, NET OF CASH (Details) - CAD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Shareholder’s equity (deficiency)	$ 47,983,628		$ (4,316,964)	$ (3,419,553)		$ (2,654,845)
Current liabilities	3,773,495		580,486
Cash	(5,756,642)	$ (2,740,881)	(1,990,203)	$ (3,218,638)	$ (1,922,102)	$ (108,853)
Contractual Obligation [Member]
IfrsStatementLineItems [Line Items]
Shareholder’s equity (deficiency)	123,359,195		(4,316,964)
Current liabilities	3,773,495		580,486
Total liabilities and equity	127,132,690		(3,736,478)
Cash	(5,756,642)		(1,990,203)
Total	$ 121,376,048		$ (5,726,681)